SCHEDULE OF CONCENTRATION OF RISK (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	23.00%	11.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	17.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%
Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%
Customer F [Member]
Product Information [Line Items]
Concentration risk, percentage		27.00%
Significant Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	79.00%	65.00%